Document and Entity Information	0 Months Ended
Mar. 31, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Mar. 31, 2015
Document Effective Date	Mar. 31, 2015
Prospectus Date	Sep. 28, 2014
MFS® Moderate Allocation Fund | A
Risk/Return:
Trading Symbol	MAMAX
MFS® Moderate Allocation Fund | R4
Risk/Return:
Trading Symbol	MAMJX
MFS® Moderate Allocation Fund | 529A
Risk/Return:
Trading Symbol	EAMDX
MFS® Moderate Allocation Fund | 529B
Risk/Return:
Trading Symbol	EBMDX
MFS® Moderate Allocation Fund | 529C
Risk/Return:
Trading Symbol	ECMAX
MFS® Moderate Allocation Fund | B
Risk/Return:
Trading Symbol	MMABX
MFS® Moderate Allocation Fund | C
Risk/Return:
Trading Symbol	MMACX
MFS® Moderate Allocation Fund | I
Risk/Return:
Trading Symbol	MMAIX
MFS® Moderate Allocation Fund | R1
Risk/Return:
Trading Symbol	MAMFX
MFS® Moderate Allocation Fund | R2
Risk/Return:
Trading Symbol	MARRX
MFS® Moderate Allocation Fund | R3
Risk/Return:
Trading Symbol	MAMHX
MFS® Conservative Allocation Fund | A
Risk/Return:
Trading Symbol	MACFX
MFS® Conservative Allocation Fund | R4
Risk/Return:
Trading Symbol	MACJX
MFS® Conservative Allocation Fund | 529A
Risk/Return:
Trading Symbol	ECLAX
MFS® Conservative Allocation Fund | 529B
Risk/Return:
Trading Symbol	EBCAX
MFS® Conservative Allocation Fund | 529C
Risk/Return:
Trading Symbol	ECACX
MFS® Conservative Allocation Fund | B
Risk/Return:
Trading Symbol	MACBX
MFS® Conservative Allocation Fund | C
Risk/Return:
Trading Symbol	MACVX
MFS® Conservative Allocation Fund | I
Risk/Return:
Trading Symbol	MACIX
MFS® Conservative Allocation Fund | R1
Risk/Return:
Trading Symbol	MACKX
MFS® Conservative Allocation Fund | R2
Risk/Return:
Trading Symbol	MCARX
MFS® Conservative Allocation Fund | R3
Risk/Return:
Trading Symbol	MACNX
MFS® Growth Allocation Fund | A
Risk/Return:
Trading Symbol	MAGWX
MFS® Growth Allocation Fund | R4
Risk/Return:
Trading Symbol	MAGJX
MFS® Growth Allocation Fund | 529A
Risk/Return:
Trading Symbol	EAGWX
MFS® Growth Allocation Fund | 529B
Risk/Return:
Trading Symbol	EBGWX
MFS® Growth Allocation Fund | 529C
Risk/Return:
Trading Symbol	ECGWX
MFS® Growth Allocation Fund | B
Risk/Return:
Trading Symbol	MBGWX
MFS® Growth Allocation Fund | C
Risk/Return:
Trading Symbol	MCGWX
MFS® Growth Allocation Fund | I
Risk/Return:
Trading Symbol	MGWIX
MFS® Growth Allocation Fund | R1
Risk/Return:
Trading Symbol	MAGMX
MFS® Growth Allocation Fund | R2
Risk/Return:
Trading Symbol	MGALX
MFS® Growth Allocation Fund | R3
Risk/Return:
Trading Symbol	MAGEX